Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets, Net
	December 31, 2011
	Gross carrying amount	Accumulated amortization	Intangible assets abandonment (Note 2(16))	Net carrying amount

Trademark	24,901,940	(2,386,436)	—	22,515,504
Technology	2,197,230	(601,623)	—	1,595,607
Customer list	1,464,820	(415,032)	(1,049,788)	—
Software technology	823,273	(507,685)	(315,588)	—
	29,387,263	(3,910,776)	(1,365,376)	24,111,111

	December 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount

Trademark	24,901,940	(3,631,533)	21,270,407
Technology	2,197,230	(915,513)	1,281,717
	27,099,170	(4,547,046)	22,552,124

Schedule of Future Amortization Expenses, Intangible Assets
2013	1,558,987
2014	1,558,987
2015	1,558,987
2016	1,558,987
2017 and later	16,316,176
22,552,124